Stock Issuance and Exchange (Details) - USD ($)		3 Months Ended
	Sep. 29, 2010	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 12, 2015
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 17.22
Stock Issuance, Value	$ 8,000,000
Common Stock Par Value Per Share			$ 0.01	$ 0.01
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value	18,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value	18,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock	4,000,000
Stock Issuance, Value	$ 4,000,000
Management [Member] | Common Stock | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	400,000
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance of Private Placement	$ 4,000,000.0
Prior to February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.00%
After February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage		9.00%
During First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage		2.00%
After First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage		9.00%